Prospectus Supplement dated March 13, 2015
Prospectus Form #/Date
Product Name	National	New York
RiverSource Retirement Advisor 4 Advantage® Variable Annuity/RiverSource Retirement Advisor 4 Select® Variable Annuity/RiverSource Retirement Advisor 4 Access® Variable Annuity	S-6503 M (5/14)	S-6504 M (5/14)
RiverSource Retirement Advisor Advantage Plus® Variable Annuity / RiverSource Retirement Advisor Select Plus® Variable Annuity	S-6273 V (5/14)	S-6362 P (5/14)
RiverSource Retirement Advisor Advantage® Variable Annuity — Band 3	S-6407 K (5/09)
RiverSource Retirement Advisor Advantage® Variable Annuity/RiverSource Retirement Advisor Select® Variable Annuity	S-6406 V (5/14)	S-6410 N (4/13)
RiverSource Retirement Advisor Variable Annuity®	S-6467 W (5/14)	S-6471 R (4/13)
RiverSource Retirement Advisor Variable Annuity® — Band 3	S-6477 N (5/09)
RiverSource® FlexChoice Select Variable Annuity	45307 R (5/14)	274320 J (4/13)
RiverSource® Innovations Classic Select Variable Annuity	45312 P (5/14)
RiverSource® Innovations Classic Variable Annuity	45281 V (5/14)
RiverSource® Innovations Select Variable Annuity	45304 R (5/14)	45313 V (4/13)
RiverSource® Innovations Variable Annuity	45273 W (5/14)	45282 J (5/08)
RiverSource® New Solutions Variable Annuity	240355 W (5/14)
RiverSource® Signature One Select Variable Annuity	45301 R (5/14)
RiverSource® Signature Select Variable Annuity	45300 R (5/14)
RiverSource® Single Premium Variable Life Insurance	S-6199 K (5/08)
RiverSource Variable Second-to-Die Life Insurance	S-6196 W (5/08)	S-6185 J (5/03)
RiverSource® Variable Universal Life Insurance	S-6194 AR (5/14)	S-6171 AT (5/14)
RiverSource® Variable Universal Life IV/RiverSource® Variable Universal Life IV-Estate Series	S-6418 T (5/14)	S-6419 V (5/14)
RiverSource® Variable Universal Life Insurance III	S-6189 AG (5/14)	S-6211 L (5/09)
RiverSource Succession Select® Variable Life Insurance	S-6202 V (5/14)	S-6203 T (5/14)

This supplement describes proposed changes to certain investment options offered under certain variable life insurance policies and variable annuity contracts (the “Contracts”). Please retain this supplement with your prospectus for future reference.

The Board of Trustees of the MFS® Investors Growth Stock Series — Service Class (Acquired Fund) has approved the proposed reorganization of the Acquired Fund into MFS® Massachusetts Investors Growth Stock Portfolio — Service Class. The proposed transaction is still subject to approval by the shareholders of the fund at a shareholders’ meeting expected to be held on March 19, 2015. No assurance can be given that the reorganization will occur.

Upon the reorganization, effective on or about close of business March 27, 2015, the MFS Investors Growth Stock Series — Service Class will no longer be available as an investment option under your contract and the MFS Massachusetts Investors Growth Stock Portfolio — Service Class will be added as an investment option under your contract.

The following information has been added to the table under “Expense Summary — Annual Operating Expenses of the Funds” or “Fee Tables — Annual Operating Expenses of the Funds” section of the prospectus:

Total annual operating expenses of each fund*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

Fund Name	Management fees	Distribution and / or Service 12b-1 fees	Other expenses	Acquired fund fees and expenses**		Total annual operating expenses
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class	0.75%	0.25%	0.05%		%	1.05%

*	The Fund provided the information on its expenses and we have not independently verified the information.

**	Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).

The following information has been added to the table under “The Funds” or “The Variable Account and the Funds” section of the prospectus:

Investing in	Investment Objective and Policies	Investment Adviser
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class	Seeks capital appreciation.	MFS® Investment Management

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

S-6503-31 A (3/15)